MERGER TRANSACTION - Additional Information - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($) shares
Transaction agreement
Business Acquisition [Line Items]
Number of shares CPLP received on pro rata basis for outstanding common shares under distribution	12,725,000
Dss Holdings L P Member
Business Acquisition [Line Items]
Number of shares issued prior to the Merger Transaction	27,165,696
Dss Holdings L P Member | Transaction agreement
Business Acquisition [Line Items]
Number of shares issued prior to the Merger Transaction	12,724,500
Component of cash paid | $	$ 10
Number of shares CPLP received on pro rata basis for outstanding common shares under distribution	12,725,000